The Company has financial investments in CDB, with daily liquidity, which it does not intend to use in the next three months, as shown below: (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial investments	R$ 2,433,385	R$ 3,411,146
Banco B V [Member]
IfrsStatementLineItems [Line Items]
Financial investments	262,465	253,066
Banco Itau S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	366,906	354,296
Banco Bradesco S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	524,791	506,136
Banco B T G Pactual S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	367,361	354,299
Bancodobrasilsa One [Member]
IfrsStatementLineItems [Line Items]
Financial investments	R$ 911,862	R$ 1,943,349